Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail explanation of Operating revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Mobile services	₩ 6,827,685
Fixed-line services:	4,869,253
Fixed-line and VoIP telephone services	1,708,319
Broadband Internet access services	2,112,763
Data communication services	1,048,171
Media and content	3,182,324
Financial services	3,444,917
Sale of goods	3,288,911
Others	1,822,960
Operating revenue	₩ 23,436,050	₩ 23,546,929	₩ 23,164,202